Acquisition of businesses	6 Months Ended
Jun. 30, 2021
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
7. Acquisition of businesses
Fair value of assets and liabilities arising from acquisitions of businesses:
(USD millions)	H1 2021	H1 2020

Property, plant and equipment		26

Right-of-use assets		32

Currently marketed products		269

Acquired research and development	161	8 602

Deferred tax assets	12	470

Non-current financial and other assets		49

Inventories		84

Trade receivables and financial and other current assets		109

Cash and cash equivalents	6	76

Deferred tax liabilities	-31	-1 928

Current and non-current financial debts		-32

Current and non-current lease liabilities		-44

Trade payables and other liabilities	-3	-144

Net identifiable assets acquired	145	7 569

Acquired cash and cash equivalents	-6	-76

Non-controlling interests	-22

Goodwill	112	2 537

Net assets recognized as a result of acquisitions of businesses	229	10 030

There were no significant acquisitions of businesses in the first half of 2021.
Note 3 details first half of 2020 significant acquisitions of businesses, specifically, The Medicines Company and the Japanese business of AGI. The goodwill arising out of these acquisitions is attributable to buyer specific synergies, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. In the first half of 2021 no goodwill (2020: USD 59 million) was tax deductible.